Major exchange rates (Tables)	12 Months Ended
Dec. 31, 2025
Effects Of Changes In Foreign Exchange Rates [Abstract]
Major exchange rates used in the financial statements
The following major exchange rates have been used in preparing the consolidated financial statements:

	closing rates			average rates
1 XXX = x,xxxx USD	December 31, 2025	December 31, 2024	December 31, 2023	2025	2024	2023
EUR	1.1750	1.0389	1.1050	1.1200	1.0860	1.0797
GBP	1.3465	1.2529	1.2715	1.3124	1.2806	1.2408